Equity Capital	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY CAPITAL
Note 11-	EQUITY CAPITAL

On May 4, 2020, Cordyceps Sunshine Cayman issued 1 common shares to Sertus Nominees (Cayman) Limited, and Sertus Nominees (Cayman) Limited then transferred the share to Mr. Szu Hao Huang.

On July 17, 2020, Cordyceps Sunshine Cayman repurchased all of the share of Mr. Szu Hao Huang and issued a total of 100,000,000 shares with a par value of $0.0001 per share for $10,000, which was subsequently received in 2021.

On August 13, 2021, the Company entered private replacement subscription agreements with 65 investors to offer a total of 11,120,000 shares of common stock, at a price of $0.02 per share for an aggregate purchase price amount of $222,400, which was received in 2021 and recorded as common stock to-be issued as of December 31, 2021, because such shares were subsequently issued in July 2022.

As of December 31, 2022, the number of ordinary shares issued and outstanding was 111,120,000.